Short-term and long-term borrowings - Repayments of principal amounts (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Short-term and long-term borrowings
2025	¥ 5,201
2026	2,370
2027	1,130
2028 and thereafter	1,694
Total	¥ 10,395